FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following tables list the company’s financial instruments by their respective classification as at December 31, 2021 and 2020:

AS AT DEC. 31, 2021 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$12,694	$12,694
Other financial assets
Government bonds	—	2,020	—	2,020
Corporate bonds	514	2,004	3	2,521
Fixed income securities and other	1,484	1,637	120	3,241
Common shares and warrants	3,492	2,435	—	5,927
Loans and notes receivable	5	—	2,832	2,837
	5,495	8,096	2,955	16,546
Accounts receivable and other[2]	2,345	—	12,973	15,318
	$7,840	$8,096	$28,622	$44,558
Financial liabilities
Corporate borrowings	$—	$—	$10,875	$10,875
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	152,008	152,008
Subsidiary borrowings	—	—	13,049	13,049
	—	—	165,057	165,057
Accounts payable and other[2]	5,490	—	38,014	43,504
Subsidiary equity obligations	1,538	—	2,770	4,308
	$7,028	$—	$216,716	$223,744
1.Financial assets include $10.1 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $1.1 billion included in accounts receivable and other and $1.5 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2020 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$9,933	$9,933
Other financial assets
Government bonds	356	2,295	—	2,651
Corporate bonds	1,094	2,148	357	3,599
Fixed income securities and other	1,079	1,191	—	2,270
Common shares and warrants	3,287	3,227	—	6,514
Loans and notes receivable[2]	110	—	2,586	2,696
	5,926	8,861	2,943	17,730
Accounts receivable and other[3]	1,766	—	11,906	13,672
	$7,692	$8,861	$24,782	$41,335
Financial liabilities
Corporate borrowings	$—	$—	$9,077	$9,077
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	128,556	128,556
Subsidiary borrowings	—	—	10,768	10,768
	—	—	139,324	139,324
Accounts payable and other[3]	5,889	—	35,228	41,117
Subsidiary equity obligations	1,457	—	2,242	3,699
	$7,346	$—	$185,871	$193,217
1.Financial assets include $9.7 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $888 million included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$6,963	$5,483
Non-current	9,583	12,247
Total	$16,546	$17,730
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2021 and 2020:

	2021		2020
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$2,369	$2,104	$1,780	$2,542
Fair value changes in net income	160	96	(92)	(111)
Fair value changes in other comprehensive income[1]	(8)	94	15	4
Disposals, net of additions	(289)	420	666	(331)
Balance, end of year	$2,232	$2,714	$2,369	$2,104
1.Includes foreign currency translation.
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2021			2020
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$11,906	$87	$—	$10,443	$97	$—
Property-specific borrowings	12,163	65,234	76,447	3,406	57,927	69,766
Subsidiary borrowings	6,831	—	6,584	7,825	3	3,257
Subsidiary equity obligations	—	544	2,226	—	73	2,169

Disclosure of financial liabilities
The following tables list the company’s financial instruments by their respective classification as at December 31, 2021 and 2020:

AS AT DEC. 31, 2021 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$12,694	$12,694
Other financial assets
Government bonds	—	2,020	—	2,020
Corporate bonds	514	2,004	3	2,521
Fixed income securities and other	1,484	1,637	120	3,241
Common shares and warrants	3,492	2,435	—	5,927
Loans and notes receivable	5	—	2,832	2,837
	5,495	8,096	2,955	16,546
Accounts receivable and other[2]	2,345	—	12,973	15,318
	$7,840	$8,096	$28,622	$44,558
Financial liabilities
Corporate borrowings	$—	$—	$10,875	$10,875
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	152,008	152,008
Subsidiary borrowings	—	—	13,049	13,049
	—	—	165,057	165,057
Accounts payable and other[2]	5,490	—	38,014	43,504
Subsidiary equity obligations	1,538	—	2,770	4,308
	$7,028	$—	$216,716	$223,744
1.Financial assets include $10.1 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $1.1 billion included in accounts receivable and other and $1.5 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2020 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$9,933	$9,933
Other financial assets
Government bonds	356	2,295	—	2,651
Corporate bonds	1,094	2,148	357	3,599
Fixed income securities and other	1,079	1,191	—	2,270
Common shares and warrants	3,287	3,227	—	6,514
Loans and notes receivable[2]	110	—	2,586	2,696
	5,926	8,861	2,943	17,730
Accounts receivable and other[3]	1,766	—	11,906	13,672
	$7,692	$8,861	$24,782	$41,335
Financial liabilities
Corporate borrowings	$—	$—	$9,077	$9,077
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	128,556	128,556
Subsidiary borrowings	—	—	10,768	10,768
	—	—	139,324	139,324
Accounts payable and other[3]	5,889	—	35,228	41,117
Subsidiary equity obligations	1,457	—	2,242	3,699
	$7,346	$—	$185,871	$193,217
1.Financial assets include $9.7 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $888 million included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2021 and 2020:

	2021		2020
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$2,369	$2,104	$1,780	$2,542
Fair value changes in net income	160	96	(92)	(111)
Fair value changes in other comprehensive income[1]	(8)	94	15	4
Disposals, net of additions	(289)	420	666	(331)
Balance, end of year	$2,232	$2,714	$2,369	$2,104
1.Includes foreign currency translation.
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2021			2020
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$11,906	$87	$—	$10,443	$97	$—
Property-specific borrowings	12,163	65,234	76,447	3,406	57,927	69,766
Subsidiary borrowings	6,831	—	6,584	7,825	3	3,257
Subsidiary equity obligations	—	544	2,226	—	73	2,169

Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their respective classification as at December 31, 2021 and 2020:

	2021		2020
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$12,694	$12,694	$9,933	$9,933
Other financial assets
Government bonds	2,020	2,020	2,651	2,651
Corporate bonds	2,521	2,521	3,599	3,599
Fixed income securities and other	3,241	3,241	2,270	2,270
Common shares and warrants	5,927	5,927	6,514	6,514
Loans and notes receivable	2,837	2,837	2,696	2,696
	16,546	16,546	17,730	17,730
Accounts receivable and other	15,318	15,318	13,672	13,672
	$44,558	$44,558	$41,335	$41,335
Financial liabilities
Corporate borrowings	$10,875	$11,993	$9,077	$10,540
Non-recourse borrowings of managed entities
Property-specific borrowings	152,008	153,844	128,556	131,099
Subsidiary borrowings	13,049	13,415	10,768	11,085
	165,057	167,259	139,324	142,184
Accounts payable and other	43,504	43,504	41,117	41,117
Subsidiary equity obligations	4,308	4,308	3,699	3,699
	$223,744	$227,064	$193,217	$197,540

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2021			2020
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$48	$1,972	$—	$7	$2,644	$—
Corporate bonds	85	2,050	383	192	2,764	286
Fixed income securities and other	762	1,908	451	867	912	491
Common shares and warrants	4,063	548	1,316	4,548	577	1,389
Loans and notes receivables	—	—	5	—	42	68
	4,958	6,478	2,155	5,614	6,939	2,234
Accounts receivable and other	3	2,265	77	50	1,581	135
	$4,961	$8,743	$2,232	$5,664	$8,520	$2,369
Financial liabilities
Accounts payable and other	$29	$4,150	$1,311	$75	$5,090	$724
Subsidiary equity obligations	—	135	1,403	—	77	1,380
	$29	$4,285	$2,714	$75	$5,167	$2,104
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2021	2020
Core	$19,384	$19,339
Transitional and Development	27,669	29,764
LP investments	51,620	45,857
Other investment properties	2,192	1,822
	$100,865	$96,782

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2021			2020
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$48	$1,972	$—	$7	$2,644	$—
Corporate bonds	85	2,050	383	192	2,764	286
Fixed income securities and other	762	1,908	451	867	912	491
Common shares and warrants	4,063	548	1,316	4,548	577	1,389
Loans and notes receivables	—	—	5	—	42	68
	4,958	6,478	2,155	5,614	6,939	2,234
Accounts receivable and other	3	2,265	77	50	1,581	135
	$4,961	$8,743	$2,232	$5,664	$8,520	$2,369
Financial liabilities
Accounts payable and other	$29	$4,150	$1,311	$75	$5,090	$724
Subsidiary equity obligations	—	135	1,403	—	77	1,380
	$29	$4,285	$2,714	$75	$5,167	$2,104

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2021	Valuation Techniques and Key Inputs
Other financial assets	$6,478	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	2,265 / (4,150)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Redeemable fund units (subsidiary equity obligations)	(135)	Aggregated market prices of underlying investments

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$383	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	451	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,316	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	77 / (1,311)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(1,403)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Timber / agricultural prices	•Increases (decreases) in price increase (decrease) fair value	•Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	•Discount rate /terminal capitalization rate	•Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	•Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	•Exit Date	•Increases (decreases) in exit date decrease (increase) fair value	•Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2021			2020
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	5.9%	4.6%	11	6.0%	4.6%	11
Transitional and Development[1]	7.3%	5.8%	10	7.2%	5.9%	10
LP investments[1]	9.1%	5.9%	13	9.4%	6.0%	14
Other investment properties[2]	8.7%	n/a	n/a	5.0 – 8.7%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.
The following table presents our renewable power and transition property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2021	2020
North America	$32,629	$28,044
Colombia	8,497	8,150
Europe	3,935	4,912
Brazil	3,547	3,005
Other[1]	1,709	1,095
	$50,317	$45,206
1. Other refers primarily to China, India and Chile.
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2021 and 2020 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rate
Contracted	4.1 – 4.3%	4.1 – 4.5%	7.2%	7.3%	7.9%	8.1%	3.9%	3.0 – 3.6%
Uncontracted	5.4 – 5.6%	5.6 – 6.0%	8.5%	8.6%	9.2%	9.4%	3.9%	3.6 – 4.7%
Terminal capitalization rate[1]	4.8 – 5.1%	5.8 – 6.2%	n/a	n/a	8.0%	8.9%	n/a	n/a
Exit date	2042	2041	2048	2048	2041	2040	2036	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key valuation metrics of the company’s utilities, transport, midstream and sustainable resources assets at the end of 2021 and 2020 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rates	7 – 11%	7 – 14%	7 – 14%	7 – 13%	15%	15%	n/a	6%
Terminal capitalization multiples	20x	7x – 23x	9x – 15x	9x – 14x	10x	10x	n/a	6x
Investment horizon/Exit date (years)	10 – 20	10	10	10	5 – 10	5 – 10	n/a	10

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$383	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	451	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,316	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	77 / (1,311)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(1,403)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value

Disclosure of offsetting of financial assets and financial liabilities	The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2021	2020	2021	2020
Gross amounts of financial instruments before netting	$4,814	$2,195	$5,037	$4,379
Gross amounts of financial instruments set-off in the Consolidated Balance Sheets	(2,469)	(429)	(2,452)	(351)
Net amount of financial instruments in the Consolidated Balance Sheets	$2,345	$1,766	$2,585	$4,028